Lease Commitments and Total Rental Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Lease Commitments and Total Rental Expense [Abstract]
2014	$ 648
2015	620
2016	499
2017	503
2018	375
Thereafter	1,807
Operating Leases, Future Minimum Payments Due, Total	4,452
Operating Leases, Rent Expense, Net	$ 786	$ 749